Commitments And Contingencies	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 9 – Commitments and Contingencies

The following disclosures reflect commitments and contingencies for the Company’s continuing operations.

Commitments – The Company leases motor vehicles, buildings and other equipment under operating leases that are noncancelable.  The future annual minimum lease payments due are as follows:

2015	2016	2017	2018	2019	Thereafter
$1,332	$938	$531	$402	$379	$1,514

The Company leases parcels of land on which treatment plants and other facilities are situated and adjacent parcels that are used for watershed protection.  The operating leases are noncancelable, expire between 2015 and 2051 and contain renewal provisions.  Some leases are subject to an adjustment every five years based on changes in the Consumer Price Index.  Subject to the aforesaid adjustment, during each of the next five years, an average of $557 of annual lease payments for land is due, and the aggregate of the years remaining approximates $13,189.

The Company maintains agreements with other water purveyors for the purchase of water to supplement its water supply, particularly during periods of peak demand.  The agreements stipulate purchases of minimum quantities of water to the year 2026.  The estimated annual commitments related to such purchases through 2019 are expected to average $9,281 and the aggregate of the years remaining approximates $23,458.

The Company has entered into purchase obligations, in the ordinary course of business, that include agreements for water treatment processes at some of its wells in a small number of its divisions.  The 20 year term agreement provides for the use of treatment equipment and media used in the treatment process and are subject to adjustment based on changes in the Consumer Price Index.  The future contractual cash obligation related to these agreements are as follows:

2015	2016	2017	2018	2019	Thereafter
$944	$963	$982	$1,002	$1,022	$9,886

In addition, as of December 31, 2014, the estimated capital expenditures required under legal and binding long-term contracts are approximately $4,200 in 2018.

Rent expense under operating leases, purchased water expense, and water treatment expenses under these agreements were as follows:

	Years Ended December 31,
	2014	2013	2012
Operating lease expense	$2,820	$3,375	$3,789
Purchased water under long-term agreements	13,139	12,923	11,796
Water treatment expense under contractual agreement	892	926	897

Contingencies – The Company is routinely involved in various disputes, claims, lawsuits and other regulatory and legal matters, including both asserted and unasserted legal claims, in the ordinary course of business.  The status of each such matter, referred to herein as a loss contingency, is reviewed and assessed in accordance with applicable accounting rules regarding the nature of the matter, the likelihood that a loss will be incurred, and the amounts involved.  As of December 31, 2014, the aggregate amount of $11,885 is accrued for loss contingencies and is reported in the Company’s consolidated balance sheet as other accrued liabilities and other liabilities.  These accruals represent management’s best estimate of probable loss (as defined in the accounting guidance) for loss contingencies or the low end of a range of losses if no single probable loss can be estimated.  For some loss contingencies, the Company is unable to estimate the amount of the probable loss or range of probable losses.  While the final outcome of these loss contingencies cannot be predicted with certainty, and unfavorable outcomes could negatively impact the Company, at this time in the opinion of management, the final resolution of these matters are not expected to have a material adverse effect on the Company’s financial position, results of operations or cash flows.  Further, Aqua America has insurance coverage for a number of these loss contingencies, and as of December 31, 2014, estimates that approximately $1,210 of the amount accrued for these matters are probable of recovery through insurance, which amount is also reported in the Company’s consolidated balance sheet as deferred charges and other assets, net.  The Company is involved in the following condemnation proceedings and legal matters, as described below:

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Refer to Note 3 – Discontinued Operations and Other Disposition for a discussion of the settlement of the Company’s challenge to the valuation of the northern portion of its Fort Wayne, Indiana utility system that was turned over to the City of Fort Wayne, Indiana in February 2008.

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In January 2014, the Company’s subsidiary in Texas was notified by the Hays Trinity Groundwater Conservation District of alleged violations of its rules with potential fines totaling $227 for four of our water systems in which the unaccounted for water is alleged to exceed a certain level of the groundwater withdrawn from the district in 2013.  The Company reached an agreement on the alleged violations in October 2014, which resulted in various corrections to the District’s initial allegations, no fines or penalties, an agreement for the Company to invest capital in its water mains in an amount under $100, and an approximate $12 payment to support and promote water conservation education and awareness.

Although the results of legal proceedings cannot be predicted with certainty, there are no other pending legal proceedings to which the Company or any of its subsidiaries is a party or to which any of its properties is the subject that are material or are expected to have a material effect on the Company’s financial position, results of operations or cash flows.

Additionally, the Company self-insures its employee medical benefit program, and maintains stop-loss coverage to limit the exposure arising from these claims.  The Company’s reserve for these claims totaled $1,468 and $1,965 at December 31, 2014 and 2013 and represents a reserve for unpaid claim costs, including an estimate for the cost of incurred but not reported claims.